SCHEDULE OF OTHER PAYABLES AND ACCRUED LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued audit fees	$ 16,442	$ 16,460
Accrued tax agent fees		800
Other payables	105,925	44,931
Total other payables and accrued liabilities	$ 122,367	$ 62,191